Financial liabilities - Summary of Long Term Debt (Parenthetical) (Detail)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
US dollars [Member]
Disclosure of long term borrowings [Line Items]
Percentage of long term debt held based on currency	53.00%	53.00%
Euros [Member]
Disclosure of long term borrowings [Line Items]
Percentage of long term debt held based on currency	13.00%	13.00%
Japanese yen [Member]
Disclosure of long term borrowings [Line Items]
Percentage of long term debt held based on currency	10.00%	11.00%
Australian dollar [Member]
Disclosure of long term borrowings [Line Items]
Percentage of long term debt held based on currency	5.00%	6.00%
Canadian dollars [Member]
Disclosure of long term borrowings [Line Items]
Percentage of long term debt held based on currency	4.00%	3.00%
Other currencies [Member]
Disclosure of long term borrowings [Line Items]
Percentage of long term debt held based on currency	15.00%	14.00%
Medium-term notes [Member] | Consolidated subsidiaries [Member]
Disclosure of long term borrowings [Line Items]
Long term borrowings interest rate	3.58%	2.72%
Borrowings maturity	2024 to 2048	2023 to 2048
Unsecured bonds [Member] | Parent [Member]
Disclosure of long term borrowings [Line Items]
Long term borrowings interest rate	1.92%	1.29%
Borrowings maturity	2024 to 2037	2023 to 2037
Unsecured bonds [Member] | Consolidated subsidiaries [Member]
Disclosure of long term borrowings [Line Items]
Long term borrowings interest rate	2.75%	2.54%
Borrowings maturity	2024 to 2029	2023 to 2028
Secured bonds [Member] | Consolidated subsidiaries [Member]
Disclosure of long term borrowings [Line Items]
Long term borrowings interest rate	7.86%	6.53%
Borrowings maturity	2024 to 2029	2023 to 2026
Long-term debt [Member] | Unsecured loans principally from the bank [Member]
Disclosure of long term borrowings [Line Items]
Long term borrowings interest rate	3.68%	3.18%
Borrowings maturity	2024 to 2042	2023 to 2042
Long-term debt [Member] | Secured loans (principally financial receivables securitization) [Member]
Disclosure of long term borrowings [Line Items]
Long term borrowings interest rate	4.64%	3.82%
Borrowings maturity	2024 to 2034	2023 to 2034